Earnings / (Loss) per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (17,531)	$ 3,238	$ (57,346)
Weighted Average Number Of Share Outstanding Basic And Diluted	72,876,441	51,645,071	33,159,328
Earnings/ (loss) per common share, basic and diluted	$ (0.24)	$ 0.06	$ (1.73)
Earnings / (Loss) per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (17,531)	$ 3,238	$ (57,346)
Less distributed earnings allocated to restricted shares		(50)
Net Income / (loss) available to common stockholders	$ (17,531)	$ 3,188	$ (57,346)
Weighted average number of common shares, basic	72,876,441	51,645,071	33,159,328
Effect of dilutive restricted shares	0	0	0
Weighted average number of common shares, diluted	72,876,441	51,645,071	33,159,328
Earnings/ (loss) per common share, basic and diluted	$ (0.24)	$ 0.06	$ (1.73)
Earnings / (Loss) Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (17,531)	$ 3,238	$ (57,346)
Less distributed earnings allocated to restricted shares		(50)
Net Income (Loss) Available to Common Stockholders, Diluted	$ (17,531)	$ 3,188	$ (57,346)
Weighted average number of common shares, basic	72,876,441	51,645,071	33,159,328
Effect of dilutive restricted shares	0	0	0
Weighted average number of common shares, diluted	72,876,441	51,645,071	33,159,328
Earnings/ (loss) per common share, basic and diluted	$ (0.24)	$ 0.06	$ (1.73)